Exhibit 99.1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Cascade Funding, LP – Series 6 (the “Company”)

J.P. Morgan Securities LLC

(together, the “Specified Parties”)

Re:	CFMT 2020-BANC1, LTD. – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on the specified attributes identified by the Company contained in an electronic data file entitled “Bancorp 2020– Floating Rate Tape 3.30.2020.xlsx” (the “Data File”) provided to us by the Company on March 30, 2020 containing information with respect to 87 Mortgage Assets (“Mortgage Assets”) and the related 105 mortgaged properties (“Mortgaged Properties”) which we were informed are to be included as collateral related to CFMT 2020-BANC1, LTD. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.
•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.
•	The term “materiality threshold” means that amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.
•	The term “Loan File” means the copies of source documents made available by the Company and listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.
•	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Instructions” means the instructions provided by the Company pertaining to a specific attribute, methodology, or value and described in Attachment C.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

We were instructed by the Company to perform the following agreed-upon procedures on all Mortgage Assets and all related Mortgaged Properties in the Data File.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan File (subject to the Instructions). Where more than one document is indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column on Attachment A, with the highest priority document listed first.
B.	Using (i) certain information in the Data File, (ii) the Calculation Methodology, and (iii) the Instructions, we recomputed the Recomputed Attributes for the Mortgage Assets and related Mortgaged Properties.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objectives of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, assumptions and information provided to us by the Company, without verification or evaluation of such methodologies, assumptions, documents and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, assumptions or information provided to us by the Company, (ii) the physical existence of the Mortgage Assets and Mortgaged Properties, (iii) the reliability or accuracy of the documents furnished to us by the Company which were used in our procedures, (iv) the adequacy of the disclosures in the Data File, (v) as to whether any of the statements expressed therein omit any material facts, or (vi) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Mortgage Assets being securitized, (iii) the compliance of the originator of the Mortgage Assets with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Assets that would be material to the likelihood that the issuer or the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia

March 30, 2020

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Property #	Provided by the Company
# of Properties	Provided by the Company
Loan Type	Settlement Statement
Property Name	Provided by the Company
Address	Appraisal Report
City	Appraisal Report
County	Appraisal Report
State	Appraisal Report
Zip Code	Appraisal Report or USPS.com
MSA	Appraisal Report
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Year Built	Appraisal Report, Engineering Report
Year Renovated	Appraisal Report, Engineering Report
Units/Rentable Square Ft.	Underwritten Rent Roll, Certified Rent Roll, Appraisal Report
Primary Unit of Measure	Underwritten Rent Roll, Certified Rent Roll
Original Loan Balance	Promissory Note, Loan Agreement
Participation	Servicer Report, Future Funding Screenshot from the Servicing System, Final Data Files from Bancorp 2019-CRE5 and Bancorp 2019-CRE6 securitizations
Mezz	Promissory Note, Loan Agreement
Other Escrows	Promissory Note, Loan Agreement, Settlement Statement
Cut-off Date	Provided by the Company
Mortgage Asset Cut-off Date Balance	Servicer Report, Promissory Note, Loan Agreement, Future Funding Screenshot from the Servicing System
As-Is Appraisal Value	Appraisal Report
As-Is Date of Valuation	Appraisal Report
Stabilized Appraisal Value	Appraisal Report
Stabilized Date of Valuation	Appraisal Report
FIRREA Eligible (Yes/No)	Appraisal Report
Note Date	Promissory Note, Loan Agreement
First Payment Date	Promissory Note, Loan Agreement
Spread	Promissory Note, Loan Agreement
Index	Promissory Note, Loan Agreement
Calculation Index Rate	Provided by the Company
Interest Accrual Period Start	Promissory Note, Loan Agreement
Interest Accrual Period End	Promissory Note, Loan Agreement
A-1

ATTACHMENT A

Attribute	Source Document(s)
Interest Rate Adjustment Frequency	Promissory Note, Loan Agreement
Interest Calculation (30/360 / Actual/360)	Promissory Note, Loan Agreement
LIBOR Rounding Methodology	Promissory Note, Loan Agreement
LIBOR Lookback Days	Promissory Note, Loan Agreement
LIBOR Cap	LIBOR Cap Transaction Summary
LIBOR Cap After Extension	Promissory Note, Loan Agreement
LIBOR Cap Expiration Date	LIBOR Cap Transaction Summary
LIBOR Cap Provider	LIBOR Cap Transaction Summary
LIBOR Cap Provider Rating	Bloomberg Screenshot
Next Rate Reset Date	Promissory Note, Loan Agreement
Payment Adjustment Frequency	Loan Agreement
Grace Period (Default)	Promissory Note, Loan Agreement
Grace Period (Late Fee)	Promissory Note, Loan Agreement
Payment Day	Promissory Note, Loan Agreement
Payment Date Business Convention	Promissory Note, Loan Agreement
Original Amort. Term (Months)	Promissory Note, Loan Agreement
Amortization Commencement Date	Promissory Note, Loan Agreement
Balloon Grace Period Event of Default	Promissory Note, Loan Agreement
Balloon Grace Period Event of Late Fee	Promissory Note, Loan Agreement
Partially Prepayable Without Penalty	Promissory Note, Loan Agreement
Partially Prepayable Without Penalty Description	Promissory Note, Loan Agreement
Remaining Amortization Term (Months)	Promissory Note, Loan Agreement
Maturity / ARD Date	Promissory Note, Loan Agreement
ARD (Yes/No)	Promissory Note, Loan Agreement
Final Maturity Date	Promissory Note, Loan Agreement
Extension Options (Yes/No)	Promissory Note, Loan Agreement
Number of Extension Options	Promissory Note, Loan Agreement
Length of Each Extension Option (Months)	Promissory Note, Loan Agreement
Amortization During Extension (Yes/No)	Promissory Note, Loan Agreement
Amortization Term During Extension (Months)	Promissory Note, Loan Agreement
Min DY For First Extension	Promissory Note, Loan Agreement
Max LTV For First Extension	Promissory Note, Loan Agreement
Other First Extension Requirements	Promissory Note, Loan Agreement
First Extension Fee	Promissory Note, Loan Agreement
Min DY For Second Extension	Promissory Note, Loan Agreement
Max LTV For Second Extension	Promissory Note, Loan Agreement
Second Extension Fee	Promissory Note, Loan Agreement
Other Second Extension Requirements	Promissory Note, Loan Agreement
Min DY For Third Extension	Promissory Note, Loan Agreement
Max LTV For Third Extension	Promissory Note, Loan Agreement
A-2

ATTACHMENT A

Attribute	Source Document(s)
Third Extension Fee	Promissory Note, Loan Agreement
Other Third Extension Requirements	Promissory Note, Loan Agreement
Lockbox Type	Cash Management Agreement, Loan Agreement
Cash Management Type	Cash Management Agreement, Loan Agreement
Excess Cash Trap Trigger	Cash Management Agreement, Loan Agreement
Permitted Prepayment Date	Promissory Note, Loan Agreement
Prepayment Provision	Promissory Note, Loan Agreement
Lockout Expiration Date	Promissory Note, Loan Agreement
Exit Fees	Promissory Note, Loan Agreement
Extension Spread Increase (Y/N)	Promissory Note, Loan Agreement
Extension Spread Increase Description	Promissory Note, Loan Agreement
Original Lockout Payments (Months)	Promissory Note, Loan Agreement
Prepayment Penalty Payments	Promissory Note, Loan Agreement
Prepayment Penalty	Promissory Note, Loan Agreement
Open Payments	Promissory Note, Loan Agreement
Amortization Type	Promissory Note, Loan Agreement
Lien Position	Title Policy
Ownership Interest	Title Policy
Annual Ground Lease Payment	Ground Lease
Ground Lease Escalation Terms	Ground Lease
Ground Lease Expiration Date	Ground Lease
Ground Lease Extension Options	Ground Lease
Cross-Collateralized	Recourse Guaranty
Existing Additional Debt (Yes/No)	Promissory Note, Loan Agreement
Existing Additional Debt Amount	Promissory Note, Loan Agreement
Existing Additional Debt Description	Promissory Note, Loan Agreement
Future Debt Permitted (Yes/No)	Promissory Note, Loan Agreement
Future Debt Permitted Type	Promissory Note, Loan Agreement
Future Debt Description	Promissory Note, Loan Agreement
Partial Prepay or Release Allowed (Yes/No)	Promissory Note, Loan Agreement
Partial Prepayment or Release Description	Promissory Note, Loan Agreement
Substitution Allowed (Yes/No)	Promissory Note, Loan Agreement
Substitution Description	Promissory Note, Loan Agreement
2017 Occupancy	Historic Occupancy Report, Rent Roll, Underwritten Cash Flow Statement, Appraisal
2017 Occupancy Date	Historic Occupancy Report, Rent Roll, Underwritten Cash Flow Statement, Appraisal
2018 Occupancy	Historic Occupancy Report, Rent Roll, Underwritten Cash Flow Statement, Appraisal
2018 Occupancy Date	Historic Occupancy Report, Rent Roll, Underwritten Cash Flow Statement, Appraisal
A-3

ATTACHMENT A

Attribute	Source Document(s)
Most Recent Occupancy	Underwritten Rent Roll, Certified Rent Roll
Most Recent Rent Roll/Census Date	Underwritten Rent Roll, Certified Rent Roll
Largest Tenant Name	Underwritten Rent Roll, Certified Rent Roll, Lease
Largest Tenant SqFt	Underwritten Rent Roll, Certified Rent Roll
Largest Tenant Expiration Date	Underwritten Rent Roll, Certified Rent Roll
2nd Largest Tenant Name	Underwritten Rent Roll, Certified Rent Roll, Lease
2nd Largest Tenant SqFt	Underwritten Rent Roll, Certified Rent Roll
2nd Largest Tenant Expiration Date	Underwritten Rent Roll, Certified Rent Roll
3rd Largest Tenant Name	Underwritten Rent Roll, Certified Rent Roll, Lease
3rd Largest Tenant SqFt	Underwritten Rent Roll, Certified Rent Roll
3rd Largest Tenant Expiration Date	Underwritten Rent Roll, Certified Rent Roll
4th Largest Tenant Name	Underwritten Rent Roll, Certified Rent Roll, Lease
4th Largest Tenant SqFt	Underwritten Rent Roll, Certified Rent Roll
4th Largest Tenant Expiration Date	Underwritten Rent Roll, Certified Rent Roll
5th Largest Tenant Name	Underwritten Rent Roll, Certified Rent Roll, Lease
5th Largest Tenant SqFt	Underwritten Rent Roll, Certified Rent Roll
5th Largest Tenant Expiration Date	Underwritten Rent Roll, Certified Rent Roll
Most Recent Operating Statement Date	Company Underwritten Cash Flow Statement
Most Recent EGI	Company Underwritten Cash Flow Statement
Most Recent Expenses	Company Underwritten Cash Flow Statement
Most Recent Capital Items	Company Underwritten Cash Flow Statement
Second Most Recent Operating Statement Date	Company Underwritten Cash Flow Statement
Second Most Recent EGI	Company Underwritten Cash Flow Statement
Second Most Recent Expenses	Company Underwritten Cash Flow Statement
Second Most Recent Capital Items	Company Underwritten Cash Flow Statement
Third Most Recent Operating Statement Date	Company Underwritten Cash Flow Statement
Third Most Recent EGI	Company Underwritten Cash Flow Statement
Third Most Recent Expenses	Company Underwritten Cash Flow Statement
Third Most Recent Capital Items	Company Underwritten Cash Flow Statement
Underwritten Revenues	Company Underwritten Cash Flow Statement
Underwritten Stabilized Revenues	Company Underwritten Cash Flow Statement
Underwritten EGI	Company Underwritten Cash Flow Statement
Underwritten Stabilized EGI	Company Underwritten Cash Flow Statement
Underwritten Expenses	Company Underwritten Cash Flow Statement
Underwritten Stabilized Expenses	Company Underwritten Cash Flow Statement
Underwritten Reserves	Company Underwritten Cash Flow Statement
Underwritten Stabilized Reserves	Company Underwritten Cash Flow Statement
Underwritten TI/LC	Company Underwritten Cash Flow Statement
Underwritten Stabilized TI/LC	Company Underwritten Cash Flow Statement
UW Vacancy (In Place)	Company Underwritten Cash Flow Statement
A-4

ATTACHMENT A

Attribute	Source Document(s)
UW Vacancy (Stabilized)	Company Underwritten Cash Flow Statement
Appraisal Cap Rate (As-Is)	Appraisal Report
Appraisal Cap Rate (Stabilized)	Appraisal Report
Appraisal Stabilized Occupancy	Company Underwritten Cash Flow Statement
Appraisal Stabilized Revenues	Company Underwritten Cash Flow Statement
Appraisal Stabilized Expenses	Company Underwritten Cash Flow Statement
Appraisal Stabilized NOI	Company Underwritten Cash Flow Statement
Appraisal Stabilized Reserves ($)	Company Underwritten Cash Flow Statement
Appraisal Stabilized NCF	Company Underwritten Cash Flow Statement
Appraisal Stabilized Year	Company Underwritten Cash Flow Statement, Appraisal Report
Replacement Reserve taken at Closing	Settlement Statement, Loan Agreement
Monthly Replacement Reserve	Settlement Statement, Loan Agreement
Future Funding Amount Funded (Replacement Reserves)	Loan Agreement, Servicer Report, Future Funding Screenshot from the Servicing System
Future Funding Obligation (Replacement Reserves)	Settlement Statement, Loan Agreement
Replacement Reserve Cap	Loan Agreement
Replacement Reserve Springing Condition	Loan Agreement
Replacement Reserve Interest To Borrower	Loan Agreement
TI/LC taken at Closing	Settlement Statement, Loan Agreement
Monthly TI/LC	Settlement Statement, Loan Agreement
Future Funding Amount Funded (TI/LC)	Loan Agreement, Servicer Report, Future Funding Screenshot from the Servicing System
Future Funding Obligation (TI/LC)	Settlement Statement, Loan Agreement
TI/LC Reserve Cap	Loan Agreement
TI/LC Reserve Springing Condition	Loan Agreement
TI/LC Reserve Interest To Borrower	Loan Agreement
Tax at Closing	Settlement Statement, Loan Agreement
Monthly Tax Constant / Escrow	Settlement Statement, Loan Agreement
Tax Reserve Springing Condition	Loan Agreement
Tax Reserve Interest To Borrower	Loan Agreement
Insurance at Closing	Settlement Statement, Loan Agreement
Monthly Insurance Constant / Escrow	Settlement Statement, Loan Agreement
Insurance Reserve Springing Condition	Loan Agreement
Insurance Reserve Interest To Borrower	Loan Agreement
Engineering Reserve Taken at Closing	Settlement Statement, Loan Agreement
Engineering Reserve Interest To Borrower	Loan Agreement
Other Reserve Monthly Amount	Settlement Statement, Loan Agreement
Other Reserve	Settlement Statement, Loan Agreement
Description Other Reserve	Settlement Statement, Loan Agreement
A-5

ATTACHMENT A

Attribute	Source Document(s)
Other Reserve Cap	Loan Agreement
Future Funding Amount Funded (Other)	Loan Agreement, Servicer Report, Future Funding Screenshot from the Servicing System
Future Funding Obligation (Other)	Settlement Statement, Loan Agreement
Other Reserve Springing Condition	Loan Agreement
Other Reserve Interest to Borrower	Loan Agreement
Borrower	Promissory Note, Loan Agreement
Related Principal	Guaranty
Owner Occupancy > 5%	Underwritten Rent Roll, Certified Rent Roll
Sponsor	Guaranty
Earthquake Insurance (Y/N)	Insurance Certificate
Terrorism Insurance (Y/N)	Insurance Certificate
Windstorm Insurance (Y/N)	Insurance Certificate
Environmental Insurance (Y/N)	Insurance Certificate
Date of Engineering Report	Engineering Report
Date of Phase I Report	Phase I Environmental Report
Phase II Recommended	Phase I Environmental Report
Date of Phase II Report (if applicable)	Phase II Environmental Report
Date of Seismic Report	Seismic Report
PML/SEL (%)	Seismic Report, Engineering Report
Franchise Flag	Franchise Agreement
Franchise Agreement Expiration Date	Franchise Agreement
SPE (Yes/No)	Loan Agreement
Independent Director (Yes/No)	Loan Agreement
Non-Consolidation Opinion (Yes/No)	Loan Agreement, Non-Consolidation Opinion
Single Tenant (Yes/No)	Underwritten Rent Roll, Certified Rent Roll
Guarantor	Guaranty
Property Manager	Management Agreement, Consent and Subordination of Management Agreement
TIC	Loan Agreement
Assumption Fee	Loan Agreement
Letter of Credit	Loan Agreement, Letter of Credit, Settlement Statement
Recourse (Yes/No)	Guaranty
Master Servicing Fee Rate	Provided by the Company
Primary Servicing Fee Rate	Provided by the Company
Trustee & Paying Agent Fee	Provided by the Company
Senior Trust Advisor Fee	Provided by the Company
Cash/Pmt Collection Function	Provided by the Company
Subservicer Fee	Provided by the Company
A-6

ATTACHMENT A

Attribute	Source Document(s)
CREFC® License Fee Rate	Provided by the Company
Administrative Fee Rate	Provided by the Company

A-7

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Cut-off Balance per Unit	Mortgage Asset Cut-off Date Balance divided by Units/Rentable Square Ft.
Funded Reserves	(i) the sum of Replacement Reserve taken at Closing, Future Funding Amount Funded (Replacement Reserves), TI/LC taken at Closing, Future Funding Amount Funded (TI/LC), Engineering Reserve Taken at Closing, Other Reserve, and Future Funding Amount Funded (Other), (ii) less the sum of Free Rent, Interest Reserve, Common Charges and Security Deposits Escrowed.
Unfunded Future Funding Obligations	Sum of Future Funding Remaining (Replacement Reserves), Future Funding Remaining (TI/LC) and Future Funding Remaining (Other).
Net Funding Amount	Original Loan Balance less Unfunded Future Funding Obligations less Funded Reserves
% of Total Cut-off Date Pool Balance	Mortgage Asset Cut-off Date Balance divided by the aggregate Mortgage Asset Cut-off Date Balance of all Mortgage Assets.
As-Is LTV (Based on Net Funding)	Net Funding Amount divided by As-Is Appraisal Value
Mortgage Asset Cut-off Date As-Is LTV Ratio	Mortgage Asset Cut-off Date Balance divided by As-Is Appraisal Value
As Is LTV (Fully Funded)	Original Loan Balance divided by As-Is Appraisal Value
Mortgage Asset Balloon Payment	Equal to Original Loan Balance for Mortgage Assets whose Amortization Type is “Interest Only”
Maturity Date Stabilized LTV Ratio	Mortgage Asset Balloon Payment divided by As-Stabilized Appraisal Value
LTV at Maturity (As-Is)	Mortgage Asset Balloon Payment divided by As-Is Appraisal Value
Mortgage Asset Underwritten NOI Debt Yield	Underwritten NOI divided by Net Funding Amount
Mortgage Asset Underwritten NCF Debt Yield	Underwritten NCF divided by Net Funding Amount
B-1

ATTACHMENT B

Attribute	Calculation Methodology
Mortgage Asset Underwritten Stabilized NOI Debt Yield	Underwritten Stabilized NOI divided by Mortgage Asset Balloon Payment
Mortgage Asset Underwritten Stabilized NCF Debt Yield	Underwritten Stabilized NCF divided by Mortgage Asset Balloon Payment
NOI Debt Yield Fully Funded (As-Is)	Underwritten NOI divided by Mortgage Asset Balloon Payment
NCF Debt Yield Fully Funded (As-Is)	Underwritten NCF divided by Mortgage Asset Balloon Payment
Interest Rate Floor	The higher of (i) the sum of the LIBOR rate floor as sourced from the Promissory Note/Loan Agreement, plus the Spread, or (ii) the Interest Rate Floor as sourced from the Promissory Note/Loan Agreement
Calculation Interest Rate	The higher of (i) Interest Rate Floor, or (ii) the sum of the Calculation Index Rate (rounded upwards to the nearest 1/16th of 1% or 1/1000th of 1% as specified in the Loan Agreement) and the Spread
Calculation Monthly Debt Service Payment	Annual Debt Service divided by 12
Annual Debt Service	Calculation Interest Rate multiplied by Mortgage Asset Cut-off Date Balance multiplied by Interest Calculation (30/360 / Actual/360)
Annual Debt Service (Fully Funded)	Calculation Interest Rate multiplied by Original Loan Balance multiplied by Interest Calculation (30/360 / Actual/360)
Annual Debt Service (Net Funding)	Calculation Interest Rate multiplied by Net Funding Amount multiplied by Interest Calculation (30/360 / Actual/360)
Interest Rate (at LIBOR Cap)	Spread plus the highest rate of the LIBOR Cap
Annual Debt Service (at LIBOR Cap)	Interest Rate (at LIBOR Cap) multiplied by Mortgage Asset Cut-off Date Balance multiplied by Interest calculation (30/360 / Actual/360)
Next Payment Reset Date	Cut-off Date plus 31 days
Original Balloon Term (Months)	Number of payments between and including the First Payment Date and the Maturity / ARD Date
B-2

ATTACHMENT B

Attribute	Calculation Methodology
Original Interest Only Period (Months)	Equals the Original Balloon Term (Months) for interest only Mortgage Assets. For Mortgage Assets which amortize prior to the Maturity / ARD Date, the number of payments between the First Payment Date and the Amortization Commencement Date
Seasoning as of Cut-off Date (Months)	Number of payments between and including the Cut-off Date and the First Payment Date
Remaining Term to Maturity (Months)	Original Balloon Term (Months) less Seasoning as of Cut-off Date (Months)
Rem IO Period	Original Interest Only Period (Months) less Seasoning as of Cut-off Date (Months)
Original Fully Extended Term	Original Balloon Term (Months) plus the product of Number of Extension Options and Length of Each Extension Option (Months)
Remaining Fully Extended Term	Original Fully Extended Term less Seasoning as of Cut-off Date (Months)
Original IO Period (Fully Extended)	Number of payments between the Amortization Commencement Date and the First Payment Date
Remaining Prepayment Penalty Payments	Prepayment Penalty Payments minus Seasoning as of Cut-off Date (Months)
Largest Tenant % of NRA	Largest Tenant SF divided by Units/Rentable Square Ft.
2nd Largest Tenant % of NRA	Second Largest Tenant SF divided by Units/Rentable Square Ft.
3rd Largest Tenant % of NRA	Third Largest Tenant SF divided by Units/Rentable Square Ft.
4th Largest Tenant % of NRA	Fourth Largest Tenant SF divided by Units/Rentable Square Ft.
5th Largest Tenant % of NRA	Fifth Largest Tenant SF divided by Units/Rentable Square Ft.
Most Recent NOI	Most Recent EGI minus Most Recent Expenses
Most Recent NCF	Most Recent NOI minus Most Recent Capital Items
B-3

ATTACHMENT B

Attribute	Calculation Methodology
Second Most Recent NOI	Second Most Recent EGI minus Second Most Recent Expenses
Second Most Recent NCF	Second Most Recent NOI minus Most Recent Capital Items
Third Most Recent NOI	Third Most Recent EGI minus Third Most Recent Expenses
Third Most Recent NCF	Third Most Recent NOI minus Most Recent Capital Items
Mortgage Asset Underwritten NCF DSCR	Underwritten NCF divided by Annual Debt Service
Mortgage Asset Underwritten Stabilized NCF DSCR	Underwritten Stabilized NCF divided by Annual Debt Service (Fully Funded)
Mortgage Asset Underwritten NOI DSCR	Underwritten NOI divided by Annual Debt Service
Mortgage Asset Underwritten Stabilized NOI DSCR	Underwritten Stabilized NOI divided by Annual Debt Service (Fully Funded)
UW In-Place NCF DSCR (Net Funding)	Underwritten NCF divided by Annual Debt Service (Net Funding)
NOI DSCR at LIBOR Cap	Underwritten NOI divided by Annual Debt Service (at LIBOR Cap)
NCF DSCR at LIBOR Cap	Underwritten NCF divided by Annual Debt Service (at LIBOR Cap)
Underwritten NOI	Underwritten EGI minus Underwritten Expenses
Underwritten Stabilized NOI	Underwritten Stabilized EGI minus Underwritten Stabilized Expenses
Underwritten NCF	Underwritten NOI minus Underwritten Reserves minus Underwritten TI/LC
Underwritten Stabilized NCF	Underwritten Stabilized NOI minus Underwritten Stabilized Reserves minus Underwritten Stabilized TI/LC
Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Appraisal Stabilized NOI divided by Annual Debt Service (Fully Funded)
B-4

ATTACHMENT B

Attribute	Calculation Methodology
Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Appraisal Stabilized NCF divided by Annual Debt Service (Fully Funded)
Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Appraisal Stabilized NOI divided by Original Loan Balance
Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Appraisal Stabilized NCF divided by Original Loan Balance
Future Funding Remaining (Replacement Reserves)	Future Funding Obligation (Replacement Reserves) less Future Funding Amount Funded (Replacement Reserves)
Future Funding Remaining (TI/LC)	Future Funding Obligation (TI/LC) less Future Funding Amount Funded (TI/LC)
Future Funding Remaining (Other)	Future Funding Obligation (Other) less Future Funding Amount Funded (Other)
Net First Mortgage Rate	Calculation Interest Rate less Administrative Fee Rate
B-5

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by the Company” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.
2.	We were instructed by the Company to follow the instructions listed below pertaining to the applicable Mortgage Asset and Attribute:
Loan Number	Compared Attribute or Recomputed Attribute	Company Instruction
23	Partially Prepayable without Penalty Description; Partial Prepayment or Release Description	Provided by the Company
56	Annual Ground Lease Payment	Provided by the Company
56	Ground Lease Escalation Terms	Provided by the Company
56	Ground Lease Expiration Date	Provided by the Company
56	Ground Lease Extension Options	Provided by the Company
56	Date of Seismic Report	Provided by the Company
56	PML/SEL (%)	Provided by the Company
57, 65, 67, 68, 72, 78, 85	Mortgage Asset Underwritten NCF DSCR	Provided by the Company
57, 65, 67, 72	Mortgage Asset Underwritten NOI DSCR	Provided by the Company

C-1